N-4	Jul. 15, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Jul. 15, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
The following information in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income Portfolio – Service Class 2 – FMR Investment Management (U.K.) Limited; Fidelity Management and Research (Japan) Limited; Fidelity Management & Research (HK) Limited	1.07%	10.24%	3.60%	3.14%	2

Prospectuses Available [Text Block]	The following information in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is removed and replaced by the following:
Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Protector Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income Portfolio – Service Class 2 – FMR Investment Management (U.K.) Limited; Fidelity Management and Research (Japan) Limited; Fidelity Management & Research (HK) Limited	1.07%	10.24%	3.60%	3.14%	2

Fidelity® VIP High Income Portfolio – Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio – Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management and Research (Japan) Limited; Fidelity Management & Research (HK) Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.14%